Fair Value of Financial Instruments - Summary of Significant Unobservable Inputs Used in Measuring Financial Instruments Categorized as Level 3 (Detail) - Level 3 [member]	12 Months Ended
Oct. 31, 2023
Market comparable [Member] | Private equity securities [Member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Market comparable	[1]
Significant unobservable inputs	General Partner valuations per net asset value	[1]
Range of estimates	95% - 97%	[1],[2]
Market comparable [Member] | Private equity securities 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Market comparable	[1]
Significant unobservable inputs	Price earnings (P/E)multiples	[1]
Range of estimates	3% - 5%	[1],[2]
Changes in fair value from reasonably possible alternatives	(65)/65	[1]
Option pricing model [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Option pricing model
Significant unobservable inputs	Interest rate volatility
Range of estimates	42% - 263%	[2]
Option pricing model [member] | Equity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Option pricing model
Significant unobservable inputs	Equity volatility
Range of estimates	2% - 89%	[2]
Option pricing model [member] | Equity contracts 1 [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Option pricing model
Significant unobservable inputs	Correlation
Range of estimates	(13%) - 96%	[2]
Changes in fair value from reasonably possible alternatives	(5)/5
Discounted cash flow [member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Discounted cash flow
Significant unobservable inputs	Forward curves
Range of estimates	6% - 15%	[2]
Changes in fair value from reasonably possible alternatives	(5)/5

[1]	The valuation of private equity securities utilizes net asset values as reported by fund managers. Net asset values are not considered observable as the Bank cannot redeem these instruments at such values. The range for net asset values per unit or price per share has not been disclosed for these instruments since the valuations are not model-based.
[2]	The range of estimates represents the actual lowest and highest level inputs used to fair value financial instruments within each financial statement category.